Commitments and Contingencies - Summary of Minimum Principal Payments Due on Long-term Debt (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2025	$ 8,437
2026	24,063
2027	103,000
2028	0
2029	0
Thereafter	$ 0